dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Aug. 02, 2018	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Dividends per share
Dividends per share	$ 0.5450	$ 0.5450	$ 0.5250	$ 0.5250	$ 0.5050	$ 0.5050	$ 0.4925	$ 0.4925	$ 0.4800	$ 2.1000	$ 1.9700
Dividends Declared		$ 326	$ 313	$ 315	$ 299	$ 299	$ 292	$ 293	$ 283	$ 1,253	$ 1,167
Dividend Reinvestment and Share Purchase Plan
Dividends per share
Dividend reinvestment in Common Shares										$ 54	$ 58
Purchase plan discount										0.00%	0.00%